Supplemental Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
30. Supplementary Information to Consolidated Statements of Cash Flows
Supplementary Information to Consolidated Statements of Cash Flows
30. SUPPLEMENTARY

INFORMATION TO

CONSOLIDATED STATEMENTS

OF
CASH FLOWS
For the

Year ended December 31
millions of dollars 2022 2021
Changes in non-cash working capital:

Inventory
$ (214) $ (84)

Receivables and other current assets
(1)
(636) (364)

Accounts payable

423

289

Other current liabilities
(2)

193

7
Total non-cash working capital

$ (234) $ (152)
(1) Includes $( 162
) million related to the January 2023 settlement of NMGC gas hedges. Offsetting regulatory liability is included in
operating cash flow before working capital resulting in no impact to net cash provided by operating activities.
(2) Includes $ 172

million related to the Nova Scotia Cap-and-Trade program. For further detail, refer to note 7.

Offsetting regulatory
asset (FAM) balance is included in operating cash flow before working capital resulting in no impact to net cash provided by
operating activities.
Supplemental disclosure of cash paid (received):
Interest $

699 $

603
Income taxes $

67 $

24
Supplemental disclosure of non-cash activities:
Common share dividends reinvested $

237 $

214
Reclassification of long-term debt to short-term debt $

500 $ -

Decrease in accrued capital expenditures $ (13) $ (45)
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities $ (157) $ (108)